united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 09/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCKS - 7.2%
	ASSET MANAGEMENT - 0.0%
1,289	Franklin Resources, Inc.	$39,198

	AUTOMOTIVE - 4.1%
502,376	Ford Motor Co.	4,646,978
134,339	General Motors Co.	4,523,194
		9,170,172
	BIOTECHNOLOGY & PHARMACEUTICAL - 0.0%
624	Gilead Sciences, Inc.	48,179

	CHEMICALS - 0.0%
515	Eastman Chemical Co.	49,296
458	LyondellBasell Industries N.V.	46,950
		96,246
	CONSUMER PRODUCTS - 0.1%
768	Altria Group, Inc.	46,318
1,229	Archer Daniels Midland Co.	61,782
659	Molson Coors Brewing Co.	40,528
		148,628
	CONTAINERS & PACKAGING - 0.0%
432	Packaging Corp. of America	47,386

	COMPUTER HARDWARE - 1.9%
18,013	Apple, Inc.	4,066,255
1,706	Corning, Inc.	60,222
3,199	Hewlett Packard Enterprise Co.	52,176
		4,178,653
	HEALTH CARE FACILITIES & SERVICES - 0.1%
488	Centene Corp. *	70,653
682	DaVita, Inc. *	48,852
512	HCA Healthcare, Inc.	71,229
		190,734
	INDUSTRIAL SERVICES - 0.0%
300	United Rentals, Inc. *	49,080

	INSTITUTIONAL FINANCIAL SERVICES - 0.0%
919	Bank of New York Mellon Corp.	46,860

	INSURANCE - 0.0%
209	Everest Re Group Ltd	47,750

	IRON & STEEL - 0.0%
797	Nucor Corp.	50,570

	MEDIA - 0.1%
2,150	Discovery Communications, Inc. - Series A *	68,800
2,272	Discovery Communications, Inc. - Series C *	67,206
		136,006

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES - 0.1%
1,325	Hologic, Inc. *	$54,298

	METALS & MINING - 0.0%
2,863	Freeport-McMoRan, Inc.	39,853

	OIL & GAS & COAL - 0.2%
352	Concho Resources, Inc. *	53,768
1,417	Devon Energy Corp.	56,595
3,118	Marathon Oil Corp.	72,587
1,876	Newfield Exploration Co. *	54,085
567	Valero Energy Corp.	64,496
		301,531
	PASSENGER TRANSPORTATION - 0.1%
757	Alaska Air Group, Inc.	52,127
1,010	American Airlines Group, Inc.	41,743
976	Delta Air Lines, Inc.	56,442
779	United Continental Holdings, Inc. *	69,378
		219,690
	RETAIL - CONSUMER STAPLES - 0.1%
1,823	Kroger Co.	53,068
501	Wal-Mart Stores, Inc.	47,049
		100,117
	RETAIL - DISCRETIONARY - 0.1%
37	Amazon.com, Inc. *	74,111
1,086	Foot Locker, Inc.	55,364
1,578	The Gap, Inc.	45,525
815	Kohl's Corp.	60,758
		235,758
	SEMICONDUCTORS - 0.1%
1,119	Intel Corp.	52,917
1,198	Micron Technology, Inc. *	54,186
		107,103
	SPECIALTY FINANCE - 0.0%
664	Discover Financial Services	50,763
1,400	Synchrony Financial	43,512
		94,275
	TECHNOLOGY SERVICES - 0.0%
447	Automatic Data Processing, Inc.	67,345

	TELECOMMUNICATIONS - 0.1%
1,381	AT&T, Inc.	46,374
3,030	CenturyLink, Inc.	64,236
1,002	Verizon Communications, Inc.	53,497
		164,107
	UTILITIES - 0.1%
915	Ameren Corp.	57,846
1,887	CenterPoint Energy, Inc.	52,176
843	Edison International	57,054
1,364	Exelon Corp.	59,552

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
Shares		Fair Value
	UTILITIES (continued) - 0.1%
1,297	PG&E Corp.	$59,675
		286,303

	TOTAL COMMON STOCKS (Cost $15,236,958)	15,919,842

	EXCHANGE TRADED FUNDS - 85.6%
	HEALTH CARE - 9.7%
182,109	Health Care Select Sector SPDR ETF	17,327,671
61,480	ProShares Ultra Nasdaq Biotechnology *	4,282,697
		21,610,368
	LARGE-CAP - 30.6%
87,346	iShares S&P 500 Growth ETF	15,475,091
412,282	ProShares Ultra S&P500	52,574,201
		68,049,292
	SMALL-CAP - 14.7%
95,849	iShares Russell 2000 Growth ETF	16,155,349
193,630	ProShares Ultra Russell 2000	16,371,416
		32,526,765
	TECHNOLOGY - 30.6%
82,271	iShares North American Tech-Software ETF	16,863,087
507,410	ProShares Ultra QQQ	51,086,039
		67,949,126

	TOTAL EXCHANGE TRADED FUNDS (Cost $150,944,981)	190,135,551

	SHORT-TERM INVESTMENT - 7.2%
	MONEY MARKET FUND - 7.2%
15,958,770	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $15,958,770)	15,958,770

	TOTAL INVESTMENTS - 100.0% (Cost $182,140,709)	$222,014,163
	OTHER ASSETS LESS LIABILITIES - 0.0%	49,122
	NET ASSETS - 100.0%	$222,063,285

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
* Non-income producing security.
ETF - Exchange Traded Fund.
N.V. - Naamloze Vennootschap.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund's assets and liabilities measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,919,842	$-	$-	$15,919,842
Exchange Traded Funds	190,135,551	-	-	190,135,551
Short-Term Investment	15,958,770	-	-	15,958,770
Total	$222,014,163	$-	$-	$222,014,163

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Tactical Growth Fund	$182,513,714	$40,786,652	$(1,286,203)	$39,500,449

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCKS - 122.3%
	ASSET MANAGEMENT - 4.9%
336,149	Franklin Resources, Inc. ^	$ 10,222,291
550,246	Invesco Ltd.	12,589,629
		22,811,920
	AUTOMOTIVE - 6.2%
1,561,258	Ford Motor Co. ^	14,441,637
430,341	General Motors Co.	14,489,581
		28,931,218
	BANKING - 3.3%
291,198	Wells Fargo & Co.	15,305,367

	BIOTECHNOLOGY & PHARMACEUTICAL - 10.5%
57,591	Amgen, Inc. ^	11,938,038
149,325	Gilead Sciences, Inc. ^	11,529,383
175,411	Merck & Co., Inc.	12,443,656
291,988	Pfizer, Inc.	12,867,911
		48,778,988
	CHEMICALS - 2.2%
97,435	LyondellBasell Industries N.V. ^	9,988,062

	COMMERCIAL SERVICES - 2.5%
457,666	H&R Block, Inc.	11,784,899

	CONSUMER PRODUCTS - 9.0%
188,911	Altria Group, Inc. ^	11,393,222
241,129	General Mills, Inc.	10,349,257
168,579	Kraft Heinz Co.	9,290,389
131,770	Philip Morris International, Inc.	10,744,526
		41,777,394
	CONTAINERS & PACKAGING - 4.4%
93,907	Packaging Corp. of America	10,300,659
186,024	WestRock Co. ^	9,941,123
		20,241,782
	ELECTRICAL EQUIPMENT - 2.6%
141,412	Eaton Corp. PLC ^	12,264,663

	HARDWARE - 6.1%
384,756	Juniper Networks, Inc.	11,531,137
187,673	Seagate Technology PLC ^	8,886,317
134,864	Western Digital Corp.	7,894,939
		28,312,393
	HEALTH CARE FACILITIES & SERVICES - 5.3%
214,250	Cardinal Health, Inc. ^	11,569,500
163,887	CVS Health Corp. ^	12,901,185
		24,470,685
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
197,176	The Bank of New York Mellon Corp. ^	10,054,004

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
Shares		Fair Value
	INSURANCE - 7.4%
242,509	MetLife, Inc.	$ 11,330,020
199,856	Principal Financial Group, Inc.	11,709,563
112,952	Prudential Financial Inc.	11,444,297
		34,483,880
	IRON & STEEL - 2.3%
168,502	Nucor Corp. ^	10,691,452

	OIL, GAS & COAL - 11.6%
129,151	Exxon Mobil Corp.	10,980,418
153,328	HollyFrontier Corp.	10,717,627
127,842	Occidental Petroleum Corp. ^	10,504,777
343,008	TechnipFMC PLC ^	10,719,000
96,382	Valero Energy Corp. ^	10,963,452
		53,885,274
	PASSENGER TRANSPORTATION - 5.3%
176,008	Alaska Air Group, Inc. ^	12,119,911
212,894	Delta Air Lines, Inc. ^	12,311,660
		24,431,571
	RETAIL - CONSUMER STAPLES - 2.4%
379,312	Kroger Co.	11,041,772

	RETAIL - DISCRETIONARY - 1.9%
293,362	L Brands, Inc.	8,888,869

	SEMICONDUCTORS - 3.0%
190,681	QUALCOMM, Inc.	13,734,752

	SOFTWARE - 2.6%
106,694	Microsoft Corp.	12,202,593

	SPECIALTY FINANCE - 2.6%
79,856	Visa, Inc.	11,985,587

	TECHNOLOGY SERVICES - 4.6%
75,672	International Business Machines Corp. ^	11,442,363
349,806	Nielsen Holdings PLC ^	9,675,634
		21,117,997
	TELECOMMUNICATIONS - 7.5%
328,997	AT&T, Inc. ^	11,047,719
575,566	CenturyLink, Inc. ^	12,201,999
211,702	Verizon Communications, Inc. ^	11,302,770
		34,552,488
	TRANSPORTATION LOGISTICS - 2.5%
99,647	United Parcel Service, Inc.	11,633,787

	UTILITIES - 9.4%
803,005	AES Corp.	11,242,070
131,199	Entergy Corp. ^	10,644,175
371,332	PPL Corp. ^	10,865,174

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
Shares		Fair Value
	UTILITIES (continued) - 9.4%
279,577	SCANA Corp. ^	$ 10,872,750
		43,624,169

	TOTAL COMMON STOCKS (Cost $550,806,670)	566,995,566

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
10,086,268	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $10,086,268)	10,086,268

	TOTAL INVESTMENTS - 124.5% (Cost $560,892,938)	$ 577,081,834
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.5)%	(113,683,534)
	NET ASSETS - 100.0%	$ 463,398,300

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of September 30, 2018. The amount of pledged securities collateral amounted to $241,703,380, with a total market value of $290,492,261.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018
Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2018 for the Fund's assets and liabilities measured at fair value:

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$566,995,566	$-	$-	$566,995,566
Short-Term Investment	10,086,268	-	-	10,086,268
Total	$577,081,834	$-	$-	$577,081,834

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Dividend Sector Plus Fund	$563,311,137	$43,364,286	$(29,593,589)	$13,770,697

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.5%
	AGGREGATE BOND - 5.5%
89,011	iShares Core U.S. Aggregate Bond ETF	$ 9,392,441

	CORPORATE - 26.8%
348,371	iShares iBoxx $ High Yield Corporate Bond ETF	30,113,189
565,723	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	15,608,298
		45,721,487
	INDEX RELATED - 17.9%
565,325	SPDR Bloomberg Barclays Convertible Securities ETF	30,493,630

	LARGE-CAP - 24.5%
235,588	iShares S&P 500 Growth ETF	41,739,126

	TECHNOLOGY - 24.8%
228,126	Invesco QQQ Trust Series 1	42,383,530

	TOTAL EXCHANGE TRADED FUNDS (Cost $165,639,423)	169,730,214

	SHORT-TERM INVESTMENT - 9.9%
	MONEY MARKET FUND - 9.9%
16,898,351	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $16,898,351)	16,898,351

	TOTAL INVESTMENTS - 109.4% (Cost $182,537,774)	$ 186,628,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(16,008,378)
	NET ASSETS - 100.0%	$ 170,620,187

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
ETF - Exchange Traded Fund.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund's assets and liabilities measured at fair value:
HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,730,214	$-	$-	$169,730,214
Short-Term Investment	16,898,351	-	-	16,898,351
Total	$186,628,565	$-	$-	$186,628,565

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
HCM Income Plus Fund	$182,537,775	$4,537,764	$(446,974)	$4,090,790

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 11/28/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2018